Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of VIEs’ consolidated assets and liabilities
	December 31, 2021	December 31, 2020

Current assets:	$26,650,671	$22,537,395
Property and equipment, net	9,890,566	363,675
Other noncurrent assets	3,801,822	2,079,454
Total assets	40,343,059	24,980,524
Total liabilities	(3,687,973)	(4,749,091)
Net assets	$36,655,086	$20,231,433

	December 31, 2021	December 31, 2020
Current liabilities:
Accounts payable	$1,483,827	$1,915,452
Accounts payable – related parties	1,665	1,229,381
Deferred revenue	697,863	243,355
Other payables and accrued liabilities	1,474,792	1,176,209
Taxes payable	29,826	184,694
Total liabilities	$3,687,973	$4,749,091

Schedule of operating results of the VIEs
	For the Years Ended December 31,
	2021	2020

Operating revenues	$37,596,460	$17,438,918
Income from operations	$15,203,703	$6,793,583
Net income	$15,762,806	$6,948,599